Financial Instruments - Summary of Financial Derivative Transactions Recorded at Fair Value Through Profit or Loss Resulted in the Recognition of Assets and Liabilities (Detail) - CLP ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Hedge Accounting [Line Items]
Assets Current		$ 38,169,894
Assets Non-current	$ 4,862,949
Liabilities Current	48,225,766	81,195,765
Liabilities Non-current	17,464,925	2,629,715
Non-hedging derivative instrument [Member]
Disclosure Of Hedge Accounting [Line Items]
Assets Current		41,022
Assets Non-current		36,086
Liabilities Current	2,026,476	207,957
Liabilities Non-current	124,048	159,630
At Fair Value [Member]
Disclosure Of Hedge Accounting [Line Items]
Assets Current		41,022
Assets Non-current		36,086
Liabilities Current	2,026,476	207,957
Liabilities Non-current	$ 124,048	$ 159,630